Consolidated Statements of Operations and Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 92,876	$ 102,855
Operating expenses
Cost of revenue	64,111	70,400
Research and development		2,430
Marketing, general and administration	9,794	7,462
Foreign exchange (gain) loss	(103)	2,985
Impairment of assets		1,747
Restructuring charges		1,302
Total operating expenses	73,802	86,326
Earnings from operations	19,074	16,529
Interest income	548	428
Earnings before income taxes	19,622	16,957
Provision for income tax expense
Current	5,539	4,013
Deferred	3,031	2,908
Provision for income tax recovery	8,570	6,921
Net and comprehensive earnings	$ 11,052	$ 10,036
Earnings per share
Basic	$ 0.09	$ 0.08
Diluted	$ 0.09	$ 0.08
Weighted average number of common shares
Basic	119,245,581	120,713,535
Diluted	119,245,581	120,720,171